OTHER INCOME (Tables)	12 Months Ended
Apr. 30, 2026
Other Income and Expenses [Abstract]
SCHEDULE OF OTHER INCOME

Other income consisted of the following:

	2026	2025	2024
Bank interest income	$168	$8,282	$1,239
Realized gain on trading securities	2,332	-	-
Sundry income	60	4,474	9
Total other income	$2,560	$12,756	$1,248